Document and Entity Information	Oct. 25, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2021
Entity Registrant Name	ALBANY INTERNATIONAL CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10026
Entity Tax Identification Number	14-0462060
Entity Address, Address Line One	216 Airport Drive
Entity Address, City or Town	Rochester
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03867
City Area Code	603
Local Phone Number	330-5850
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000819793
Class A Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	AIN
Security Exchange Name	NYSE
Class B Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class B Common Stock
Trading Symbol	AIN
Security Exchange Name	NYSE